Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,998,263.02

Principal:
Principal Collections	$18,163,145.37
Prepayments in Full	$9,954,260.43
Liquidation Proceeds	$105,542.76
Recoveries	$0.00
Sub Total	$28,222,948.56
Collections:	$30,221,211.58

Purchase Amounts:
Purchase Amounts Related to Principal	$154,053.14
Purchase Amounts Related to Interest	$189.93
Sub Total	$154,243.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,375,454.65

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,375,454.65
Servicing Fee	$664,355.98	$664,355.98	$0.00	$0.00	$29,711,098.67
Interest - Class A-1 Notes	$4,218.43	$4,218.43	$0.00	$0.00	$29,706,880.24
Interest - Class A-2 Notes	$235,612.50	$235,612.50	$0.00	$0.00	$29,471,267.74
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$29,198,701.07
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$29,119,163.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,119,163.57
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$29,075,993.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,075,993.99
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$29,027,017.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,027,017.66
Regular Principal Payment	$33,039,055.87	$29,027,017.66	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,375,454.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,027,017.66
Total					$29,027,017.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$19,604,937.92	$140.04	$4,218.43	$0.03	$19,609,156.35	$140.07
Class A-2 Notes	$9,422,079.74	$34.32	$235,612.50	$0.86	$9,657,692.24	$35.18
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$29,027,017.66	$34.48	$684,081.01	$0.81	$29,711,098.67	$35.29

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$19,604,937.92	0.1400353	$0.00	0.0000000
Class A-2 Notes	$274,500,000.00	1.0000000	$265,077,920.26	0.9656755
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$721,414,937.92	0.8569807	$692,387,920.26	0.8224990

Pool Information
Weighted Average APR	2.965%	2.954%
Weighted Average Remaining Term	51.96	51.20
Number of Receivables Outstanding	31,045	30,251
Pool Balance	$797,227,176.34	$768,722,999.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$734,530,297.92	$708,324,931.73
Pool Factor	0.8720549	0.8408753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$60,398,067.89
Targeted Overcollateralization Amount	$80,347,117.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,335,079.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	4

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	65	$127,175.02
(Recoveries)	0	$0.00
Net Loss for Current Collection Period		$127,175.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.1914%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0544%
Prior Collection Period			0.1630%
Current Collection Period			0.1949%
Four Month Average (Current and Prior Three Collection Periods)			0.1031%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		279	$275,726.76
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$275,726.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0302%

Average Realized Loss for Receivables that have experienced a Realized Loss			$988.27
Average Net Loss for Receivables that have experienced a Realized Loss			$988.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.45%	117	$3,439,063.81
61-90 Days Delinquent	0.07%	12	$575,728.58
91-120 Days Delinquent	0.00%	1	$18,413.78
Over 120 Days Delinquent	0.01%	2	$43,043.13
Total Delinquent Receivables	0.53%	132	$4,076,249.30
Repossession Inventory:
Repossessed in the Current Collection Period		7	$304,928.96
Total Repossessed Inventory		15	$565,118.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0534%
Prior Collection Period		0.0515%
Current Collection Period		0.0496%
Three Month Average		0.0515%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0829%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer